Revenues (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Feb. 28, 2023	Nov. 30, 2022
Revenues
Revenues	$ 1,300,100	$ 2,014,769	$ 3,531,055	$ 3,975,140	$ 7,350,946	$ 3,513,788	$ 2,417,173
Provision for onerous contract	220,000		220,000					$ 220,000	$ 220,000
Sales of boats
Revenues
Revenues					2,459,365	2,080,110	2,249,107
Sale of electric boats
Revenues
Revenues	341,397	613,354	692,638	873,158
Sales of parts and boat maintenance
Revenues
Revenues	80,443	32,878	255,299	56,968	97,721	75,205	167,263
Boat rental and boat club membership revenue
Revenues
Revenues	$ 878,260	$ 1,368,537	$ 2,583,118	$ 3,045,014	$ 4,793,860	1,355,548
Others
Revenues
Revenues						$ 2,925	$ 803